Maturities/Repayments and Weighted Average Rates of Remaining FHLB Advances (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Other Borrowed Fund [Line Items]
Maturities/Repayment - 2013	$ 2,071
Maturities/Repayment - 2014	3,251
Maturities/Repayment - 2015	1,759
Maturities/Repayment - 2016	2,687
Maturities/Repayment - 2017	8,709
Maturities/Repayment - 2018 and beyond	2,120
Total	$ 20,597
Weighted-Average Rate - 2013	4.91%
Weighted-Average Rate - 2014	4.25%
Weighted-Average Rate - 2015	4.85%
Weighted-Average Rate - 2016	4.14%
Weighted-Average Rate - 2017	3.37%
Weighted-Average Rate - 2018 and beyond	4.80%